RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2022
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of related party balances

Prepayments

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	8,079	—	—

Accruals and other payables

	As of December 31,	As of June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	8,757	1,307

Schedule of related party transactions

Receipt of CRO and CMC services - recognized in research and development expenses

	Six months ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	—	48,799	7,285

Provision of FTE and other services - recognized in other income

	Six months ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	8,257	—	—

Expenses paid on behalf of an affiliate

	Six months ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	2,451	—	—

Amounts received on behalf of an affiliate

	Six months ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	281	—	—

Amounts paid by an affiliate on behalf of the Group

	Six months ended June 30,
	2021	2022
	RMB	RMB	US$ (Note 2.5)
I-Mab Hangzhou	17,396	516	77